SUPPLEMENTAL CASH FLOW INFORMATION - Interest and Income Taxes Paid (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash Flow Statement [Abstract]
Interest paid	$ 1,079	$ 456	$ 103
Income taxes paid	$ 190	$ 112	$ 41